LOSS PER SHARE (Details- Computation of basic and diluted) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net (loss) income attributable to the Company	$ (261,372)	$ 214,191	$ (512,137)	$ 93,864
Weighted average number of common shares outstanding, basic	151,096,262	151,096,262	151,096,262	151,096,262
Weighted average number of common shares outstanding, diluted	151,096,262	151,096,262	151,096,262	151,096,262
Basic (loss) income per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted (loss) income per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00